Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	NICE Ltd.
Entity Central Index Key	0001003935
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	Yes
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	60,925,954
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017